NET INCOME(LOSS) PER SHARE (Details) (Parenthetical) $ / shares in Units, $ in Thousands			12 Months Ended
	Dec. 30, 2020 USD ($) item shares	Mar. 29, 2019 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares
Shares issued to purchase computer servers | shares	23,876,308		23,876,308
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.001	$ 0.001	$ 0.001
Number of shares per ADS | shares		10
ADS [Member]
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.01
Reverse Stock Split Minimum Block Per Shares | shares		5
Number Of Shares After Reverse Stock Split Per Each Block | $ / shares		$ 1
Unistar [Member]
Shares issued to purchase computer servers | shares	23,876,308
Percentage of outstanding ordinary shares issued	19.00%
Number of computer servers specifically designed for mining cryptocurrencies delivered | item	500
Value of computer servers | $	$ 2,531
Per Share consideration | $ / shares			0.106
Unistar [Member] | ADS [Member]
Per Share consideration | $ / shares			$ 1.06
Number of shares per ADS | shares			10